Concentration	6 Months Ended
Jun. 30, 2026
Concentration [Abstract]
CONCENTRATION

13. CONCENTRATION

Customer concentration

For the six months ended June 30, 2026 and 2025, the following customers contributed revenues that were over 10% of total net revenues for the relevant periods. Customers accounting for 10% or more of the Company’s net revenues were as follows:

	For the Six Months Ended June 30,
	2026	2025
Customer A	20%	22%
Customer B	16%	25%
Customer C	15%	*
Customer D	10%	14%
Customer E	*	10%

*	Less than 10%

As of June 30, 2026 and December 31, 2025, accounts receivable due from the following customers were over 10% of consolidated accounts receivable. The details are as follows:

	June 30, 2026	December 31, 2025
Customer B	53%	59%
Customer E	13%	*
Customer F	*	15%

*	Less than 10%

Vendor concentration

For the six months ended June 30, 2026 and 2025, the Company purchased products from the following vendors who charged over 10% of total cost of revenues for the relevant period, which include both brand partners and product distributors who distribute products from certain brands to us. Vendors accounting for 10% or more of the Company’s cost of revenues were as follows:

	For the Six Months Ended June 30,
	2026	2025
Vendor A	47%	35%
Vendor B	37%	22%

As of June 30, 2026 and December 31, 2025, accounts payable due to the following vendors were over 10% of consolidated accounts payable. The details are as follows:

	June 30, 2026	December 31, 2025
Vendor C	39%	37%
Vendor D	24%	39%
Vendor E	20%	19%
Vendor F	11%	*